Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Accumulated deficit	$ (460,668)	$ (435,980)	$ (380,136)
Cash and cash equivalents and marketable securities	$ 20,100